CONDENSED CONSOLIDATED CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]	Total
Balance at beginning at Dec. 31, 2018	$ 85,104		$ 72,412	$ (382,830)		$ (225,314)
Balance at beginning (in shares) at Dec. 31, 2018	85,103,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants			129,929			129,929
Options issued and vested - 2010 Plan			257,143			257,143
Shares issued to BoD & Mgmnt - 2010 Plan	$ 27		21,641			21,668
Shares issued to BoD & Mgmnt - 2010 Plan, shares	27,000
Shares issued to Consultants - 2010 Plan	$ 1,100		841,783			842,883
Shares issued to Consultants - 2010 Plan, shares	1,100,000
Debt premium on convertible note			(426,296)			(426,296)
Debt premium accretion			402,175			402,175
Shares issued for conversion of principal and accrued interest	$ 225		36,775			37,000
Shares issued for conversion of principal and accrued interest, shares	225,000
Net loss attributable to the non-controlling interest
Shares issued for cash	$ 20		19,980			20,000
Shares issued for cash, shares	20,000
Net loss				(1,858,475)		(1,858,475)
Balance at ending at Dec. 31, 2019	$ 86,476		1,355,542	(2,241,305)		(799,287)
Balance at ending (in shares) at Dec. 31, 2019	86,475,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants			145,438			145,438
Conversion of warrants	$ 750		(750)
Conversion of warrants (in shares)	750,000
Options issued and vested - 2010 Plan			5,004			5,004
Shares issued to BoD & Mgmnt - 2010 Plan	$ 6		2,241			2,247
Shares issued to BoD & Mgmnt - 2010 Plan, shares	6,000
Shares issued to Consultants - 2010 Plan	$ 650		147,600			148,250
Shares issued to Consultants - 2010 Plan, shares	650,000
Debt premium on convertible note			(937,007)			(937,007)
Debt premium accretion			104,568			104,568
Shares issued for conversion of principal and accrued interest	$ 350		33,782			34,132
Shares issued for conversion of principal and accrued interest, shares	350,000
Net loss attributable to the non-controlling interest
Net loss				(540,495)		(540,495)
Balance at ending at Mar. 31, 2020	$ 88,232		856,418	(2,781,800)		(1,837,150)
Balance at ending (in shares) at Mar. 31, 2020	88,231,673
Balance at beginning at Dec. 31, 2019	$ 86,476		1,355,542	(2,241,305)		(799,287)
Balance at beginning (in shares) at Dec. 31, 2019	86,475,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants			145,438			145,438
Exercise of warrants	$ 750		(750)
Exercise of warrants, shares	750,000
Options issued and vested - 2010 Plan			18,460			18,460
Shares issued to BoD & Mgmnt - 2010 Plan	$ 8,875		31,982			40,857
Shares issued to BoD & Mgmnt - 2010 Plan, shares	8,875,000
Shares issued to Consultants - 2010 Plan	$ 1,000		186,550			187,550
Shares issued to Consultants - 2010 Plan, shares	1,000,000
Debt premium on convertible note			(937,007)			(937,007)
Debt premium accretion			961,128			961,128
Shares issued for conversion of principal and accrued interest	$ 350		33,782			34,132
Shares issued for conversion of principal and accrued interest, shares	350,000
Non-controlling interest					950,000	950,000
Net loss attributable to the non-controlling interest					(61,909)	61,909
Net loss				(2,480,618)		(2,480,618)
Balance at ending at Dec. 31, 2020	$ 97,451		1,795,125	(4,721,923)	888,091	$ (1,941,256)
Balance at ending (in shares) at Dec. 31, 2020	97,450,673					272,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants
Options issued and vested - 2010 Plan			6,750			6,750
Shares issued to BoD & Mgmnt - 2010 Plan	$ 1,367		326,665			328,032
Shares issued to BoD & Mgmnt - 2010 Plan, shares	1,366,800
Shares issued to Consultants - 2010 Plan	$ 1,832		437,944			439,776
Shares issued to Consultants - 2010 Plan, shares	1,832,400
Subsidiary stock transactions					450,000	450,000
Net loss attributable to the non-controlling interest					(154,614)	154,614
Net loss				(1,621,707)		(1,621,707)
Balance at ending at Mar. 31, 2021	$ 100,650		$ 2,566,484	$ (6,343,630)	$ 1,183,477	$ (2,493,019)
Balance at ending (in shares) at Mar. 31, 2021	100,649,873